Prospectus Investor Class [Member] Expense Example - Prospectus-Investor Class - Payden California Municipal Social Impact Fund - Payden California Municipal Social Impact Fund (Investor Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	$ 780